Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document And Entity Information [Abstract]
Entity Registrant Name	Recon Technology, Ltd
Entity Central Index Key	0001442620
Document Type	6-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2